Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS SERIES TRUST VI
Central Index Key	0000863032
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Feb. 28, 2017
MFS® Global Equity Fund | A | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MWEFX
MFS® Global Equity Fund | R4 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MWELX
MFS® Global Equity Fund | B | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MWEBX
MFS® Global Equity Fund | C | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MWECX
MFS® Global Equity Fund | I | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MWEIX
MFS® Global Equity Fund | R1 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MWEGX
MFS® Global Equity Fund | R2 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MEQRX
MFS® Global Equity Fund | R3 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MWEHX
MFS® Global Equity Fund | R6 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MWEMX
MFS® Global Total Return Fund | A | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MFWTX
MFS® Global Total Return Fund | R4 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MFWJX
MFS® Global Total Return Fund | B | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MFWBX
MFS® Global Total Return Fund | C | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MFWCX
MFS® Global Total Return Fund | I | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MFWIX
MFS® Global Total Return Fund | R1 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MFWGX
MFS® Global Total Return Fund | R2 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MGBRX
MFS® Global Total Return Fund | R3 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MFWHX
MFS® Global Total Return Fund | R6 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MFWLX
MFS® Utilities Fund | A | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MMUFX
MFS® Utilities Fund | R4 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MMUJX
MFS® Utilities Fund | B | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MMUBX
MFS® Utilities Fund | C | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MMUCX
MFS® Utilities Fund | I | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MMUIX
MFS® Utilities Fund | R1 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MMUGX
MFS® Utilities Fund | R2 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MURRX
MFS® Utilities Fund | R3 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MMUHX
MFS® Utilities Fund | R6 | MFS SERIES TRUST VI
Prospectus:
Trading Symbol	MMUKX
MFS® Global Growth Fund | A | MFS SERIES TRUST VIII
Prospectus:
Trading Symbol	MWOFX
MFS® Global Growth Fund | R4 | MFS SERIES TRUST VIII
Prospectus:
Trading Symbol	MWOJX
MFS® Global Growth Fund | B | MFS SERIES TRUST VIII
Prospectus:
Trading Symbol	MWOBX
MFS® Global Growth Fund | C | MFS SERIES TRUST VIII
Prospectus:
Trading Symbol	MWOCX
MFS® Global Growth Fund | I | MFS SERIES TRUST VIII
Prospectus:
Trading Symbol	MWOIX
MFS® Global Growth Fund | R1 | MFS SERIES TRUST VIII
Prospectus:
Trading Symbol	MWOGX
MFS® Global Growth Fund | R2 | MFS SERIES TRUST VIII
Prospectus:
Trading Symbol	MGWRX
MFS® Global Growth Fund | R3 | MFS SERIES TRUST VIII
Prospectus:
Trading Symbol	MWOHX
MFS® Global Growth Fund | R6 | MFS SERIES TRUST VIII
Prospectus:
Trading Symbol	MWOKX
MFS® Inflation-Adjusted Bond Fund | A | MFS SERIES TRUST IX
Prospectus:
Trading Symbol	MIAAX
MFS® Inflation-Adjusted Bond Fund | R4 | MFS SERIES TRUST IX
Prospectus:
Trading Symbol	MIAJX
MFS® Inflation-Adjusted Bond Fund | B | MFS SERIES TRUST IX
Prospectus:
Trading Symbol	MIABX
MFS® Inflation-Adjusted Bond Fund | C | MFS SERIES TRUST IX
Prospectus:
Trading Symbol	MIACX
MFS® Inflation-Adjusted Bond Fund | I | MFS SERIES TRUST IX
Prospectus:
Trading Symbol	MIAIX
MFS® Inflation-Adjusted Bond Fund | R1 | MFS SERIES TRUST IX
Prospectus:
Trading Symbol	MIALX
MFS® Inflation-Adjusted Bond Fund | R2 | MFS SERIES TRUST IX
Prospectus:
Trading Symbol	MIATX
MFS® Inflation-Adjusted Bond Fund | R3 | MFS SERIES TRUST IX
Prospectus:
Trading Symbol	MIAHX
MFS® Inflation-Adjusted Bond Fund | R6 | MFS SERIES TRUST IX
Prospectus:
Trading Symbol	MIAKX
MFS® Emerging Markets Debt Local Currency Fund | A | MFS SERIES TRUST X
Prospectus:
Trading Symbol	EMLAX
MFS® Emerging Markets Debt Local Currency Fund | B | MFS SERIES TRUST X
Prospectus:
Trading Symbol	EMLBX
MFS® Emerging Markets Debt Local Currency Fund | C | MFS SERIES TRUST X
Prospectus:
Trading Symbol	EMLCX
MFS® Emerging Markets Debt Local Currency Fund | I | MFS SERIES TRUST X
Prospectus:
Trading Symbol	EMLIX
MFS® Emerging Markets Debt Local Currency Fund | R1 | MFS SERIES TRUST X
Prospectus:
Trading Symbol	EMLJX
MFS® Emerging Markets Debt Local Currency Fund | R2 | MFS SERIES TRUST X
Prospectus:
Trading Symbol	EMLKX
MFS® Emerging Markets Debt Local Currency Fund | R3 | MFS SERIES TRUST X
Prospectus:
Trading Symbol	EMLLX
MFS® Emerging Markets Debt Local Currency Fund | R4 | MFS SERIES TRUST X
Prospectus:
Trading Symbol	EMLMX
MFS® Emerging Markets Debt Local Currency Fund | R6 | MFS SERIES TRUST X
Prospectus:
Trading Symbol	EMLNX
MFS® Equity Opportunities Fund | A | MFS SERIES TRUST XII
Prospectus:
Trading Symbol	SRFAX
MFS® Equity Opportunities Fund | B | MFS SERIES TRUST XII
Prospectus:
Trading Symbol	SRFBX
MFS® Equity Opportunities Fund | C | MFS SERIES TRUST XII
Prospectus:
Trading Symbol	SRFCX
MFS® Equity Opportunities Fund | R6 | MFS SERIES TRUST XII
Prospectus:
Trading Symbol	SRFHX
MFS® Equity Opportunities Fund | R1 | MFS SERIES TRUST XII
Prospectus:
Trading Symbol	SRFDX
MFS® Equity Opportunities Fund | R2 | MFS SERIES TRUST XII
Prospectus:
Trading Symbol	SRFEX
MFS® Equity Opportunities Fund | R3 | MFS SERIES TRUST XII
Prospectus:
Trading Symbol	SRFFX
MFS® Equity Opportunities Fund | R4 | MFS SERIES TRUST XII
Prospectus:
Trading Symbol	SRFGX
MFS® Equity Opportunities Fund | I | MFS SERIES TRUST XII
Prospectus:
Trading Symbol	SRFIX
MFS® Commodity Strategy Fund | A | MFS SERIES TRUST XV
Prospectus:
Trading Symbol	MCSAX
MFS® Commodity Strategy Fund | I | MFS SERIES TRUST XV
Prospectus:
Trading Symbol	MCSIX
MFS® Commodity Strategy Fund | R6 | MFS SERIES TRUST XV
Prospectus:
Trading Symbol	MCSRX
MFS® Global Alternative Strategy Fund | A | MFS SERIES TRUST XV
Prospectus:
Trading Symbol	DVRAX
MFS® Global Alternative Strategy Fund | R4 | MFS SERIES TRUST XV
Prospectus:
Trading Symbol	DVRKX
MFS® Global Alternative Strategy Fund | R6 | MFS SERIES TRUST XV
Prospectus:
Trading Symbol	DVRLX
MFS® Global Alternative Strategy Fund | B | MFS SERIES TRUST XV
Prospectus:
Trading Symbol	DVRBX
MFS® Global Alternative Strategy Fund | C | MFS SERIES TRUST XV
Prospectus:
Trading Symbol	DVRCX
MFS® Global Alternative Strategy Fund | I | MFS SERIES TRUST XV
Prospectus:
Trading Symbol	DVRIX
MFS® Global Alternative Strategy Fund | R1 | MFS SERIES TRUST XV
Prospectus:
Trading Symbol	DVRFX
MFS® Global Alternative Strategy Fund | R2 | MFS SERIES TRUST XV
Prospectus:
Trading Symbol	DVRHX
MFS® Global Alternative Strategy Fund | R3 | MFS SERIES TRUST XV
Prospectus:
Trading Symbol	DVRJX